Other Operating Income (Expense) - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Environmental related expenses	$ 208	$ 0
DRP costs and changes in discount rates expense (income)	138	(42)
Other environment related provision
Disclosure of other provisions [line items]
Provisions	$ 70	$ 42